Pensions and Other Post-employment Benefits - Summary of Financial Assumptions in Assessing Defined Benefit Liabilities (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
UK
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings			2.00%
Discount rate	4.60%	4.80%	2.00%
Expected pension increases	2.90%	3.10%	3.20%
Inflation rate	2.90%	3.10%	3.20%
US
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Discount rate	5.00%	5.30%	2.70%
Cash balance credit/conversion rate	4.00%	3.90%	2.00%
Inflation rate	2.50%	2.50%	2.25%
Rest of World
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	3.20%	3.40%	2.90%
Discount rate	3.10%	3.40%	1.10%
Expected pension increases	2.50%	2.40%	2.30%
Cash balance credit/conversion rate	0.60%	0.80%	0.20%
Inflation rate	2.00%	2.30%	1.90%